BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Revenues	$ 2,566	$ 3,529	$ 3,455
Cost of Goods Sold	13
Selling and marketing expenses	257	313	121
General and administrative expenses	$ 447	$ 408	$ 446